Consolidated Statements of Operations (Parenthetical) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019
Stock based compensation expense	$ 16,835	$ 672	$ 11,296	$ 35,972
Cost of revenue
Stock based compensation expense	1		2	9
Selling and marketing
Stock based compensation expense	2,082	50	1,901	477
Product and technology
Stock based compensation expense	2,317	399	5,248	747
General and administrative
Stock based compensation expense	$ 12,435	$ 223	$ 4,145	$ 34,739